Loans To Customers - Summary of Loans To Customers (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Loans originated by consolidated trust plans	¥ 232,027,821	¥ 132,956,191
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(688,378)	(401,626)	¥ (252,324)	¥ (225,069)
Loans and advances to customers	119,825,814	47,498,512
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Interest receivable	2,321,117	536,250
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(989,205)	(1,251,314)
Loans Originated By Consolidated Trust Plans [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by consolidated trust plans	112,253,099	40,363,196
Loans originated by microloan lending and consumer finance company [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by consolidated trust plans	6,240,803	7,850,380
Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(480,854)	(136,396)
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(195,339)	(53,258)
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (313,012)	¥ (1,061,660)